GENERAL AND ADMINISTRATIVE EXPENSES	9 Months Ended
Mar. 27, 2021
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

17.	GENERAL AND ADMINISTRATIVE EXPENSES

During the three and nine months ended March 27, 2021 and March 28, 2020, general and administrative expenses consisted of the following:

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Salaries and Benefits	$8,787,495	$16,809,025	$26,904,558	$58,876,098
Professional Fees	5,480,969	4,634,854	12,668,101	14,850,558
Rent	7,368,225	7,188,853	22,662,161	21,288,400
Licenses, Fees and Taxes	882,742	3,404,080	5,612,825	11,232,164
Other General and Administrative	6,420,260	10,921,123	21,839,251	44,526,780

Total General and Administrative Expenses	$28,939,691	$42,957,935	$89,686,896	$150,774,000